LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS	12 Months Ended
Dec. 31, 2018
Disclosure of loss before income tax from continuing operations [Abstract]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS

10.

LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS

The Group's loss before tax from continuing operations is arrived at after charging/(crediting):

	Year Ended December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Crediting:
Interest income on bank deposits	75	39	26	4

Charging:
Finance costs*	1	14	(5)	(1)
Auditors' remuneration:
- Audit fee	1,480	2,000	1,000	145

Employee benefit expenses (Note 11)	715	697	1,878	273

Depreciation and amortization:
- Property, plant and equipment	2	8	67	10

Operating lease rental:
- Office properties	948	747	1,189	173

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*

Finance cost from continuing operations mainly represented bank charges and foreign currency exchange differences. The amount of bank charge was CNY28.00 thousand, CNY1.00 thousand and CNY6.00 thousand (US$1.00 thousand), and the foreign currency exchange differences amounted to negative CNY27.00 thousand, CNY13.00 thousand and negative CNY11.00 thousand (negative US$2.00 thousand) as of December 31, 2016, 2017 and 2018, respectively.